Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Basic and Diluted Per Share [Abstract]
Net income (loss) attributable to Telesat Common Shares	$ (45,495)	$ (15,538)
Effect of diluted securities
Diluted net income (loss) attributable to Telesat Common Shares	$ (45,495)	$ (15,538)